Annual Total Returns - Franklin Louisiana Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF2-21 - Franklin Louisiana Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	1.12%
Annual Return 2011	12.12%
Annual Return 2012	7.07%
Annual Return 2013	(5.36%)
Annual Return 2014	9.69%
Annual Return 2015	2.59%
Annual Return 2016	0.63%
Annual Return 2017	3.30%
Annual Return 2018	1.08%
Annual Return 2019	6.64%